Fair Value Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Fair Value Financial Instruments
	March 31, 2015		December 31, 2014
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$ 4,835,549	$ 4,835,549	$ 3,767,102	$ 3,767,102
Accounts receivable	188,350	188,350	245,125	245,125
Interest receivable	160,458	160,458	128,900	128,900
Mortgage loans receivable	27,278,707	35,794,751	28,014,330	34,117,383
Bond portfolio	8,890,790	8,890,790	9,008,603	9,008,603
Secured investor certificates	28,041,000	36,392,904	27,746,000	37,500,487

	December 31, 2014		December 31, 2013
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$ 3,767,102	$ 3,767,102	$ 3,143,377	$ 3,143,377
Accounts receivable	245,125	245,125	197,687	197,687
Interest receivable	128,900	128,900	129,972	129,972
Mortgage loans receivable	28,014,330	34,117,383	26,675,361	28,950,766
Bond portfolio	9,008,603	9,008,603	9,279,442	9,279,442
Secured investor certificates	27,746,000	37,500,487	25,695,000	36,312,309